UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	Prudential Government Money Market Fund, Inc.

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2023

Date of reporting period:	7/31/2023

Item 1 – Reports to Stockholders

PGIM GOVERNMENT MONEY MARKET FUND

ANNUAL REPORT

JULY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the annual report for the PGIM Government Money Market Fund informative and useful. The report covers performance for the 12-month period that ended July 31, 2023.

Although central banks raised interest rates aggressively to tame surging inflation during the period, the global economy and financial markets demonstrated resilience. Employers continued to hire, consumers continued to spend, home prices rose, and recession fears receded.

Stocks fell early in the period, bottomed in October, and then began a rally that eventually ended a bear market. Despite a banking industry crisis in March, stocks have continued to rise globally throughout 2023 as inflation cooled and the Federal Reserve slowed the pace of its rate hikes. Equities in both US and international markets posted gains during the period.

Bond market returns were mixed during the period as rising interest rates lifted yields to their highest level in two decades. US and global investment-grade bonds fell, while US high yield corporate bonds and emerging-market debt rose.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals. Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Money Market Fund

September 15, 2023

PGIM Government Money Market Fund    3

Your Fund’s Performance (unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. The Fund is subject to periodic adjustments to its expense budget during the fiscal year which may affect its reported 7-day current yield. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at pgim.com/investments.

Fund Facts as of 7/31/23
	7-Day Current Yield (%)	Net Asset Value (NAV) ($)	Weighted Avg. Maturity (WAM)	Net Assets (Millions) ($)

Class A	4.03	1.00	22 Days	439.0

Class C	4.45	1.00	22 Days	9.7

Class Z	4.81	1.00	22 Days	92.0

iMoneyNet, Inc. Government & Agency Retail Avg.*	4.64	N/A	22 Days	N/A

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of July 25, 2023.

4    Visit our website at pgim.com/investments

Money Market Fund Yield Comparison

Weighted Average Maturity* (WAM) Comparison

*Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

The graphs portray weekly 7-day current yields and weekly WAMs for the Fund (Class Z shares—yields only) and the iMoneyNet, Inc. Government & Agency Retail Average every Tuesday from July 26, 2022 to July 25, 2023, the closest dates prior to the

PGIM Government Money Market Fund    5

Your Fund’s Performance (continued)

beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of July 31, 2023.

The yield figures take into account applicable sales charges and fees, which are described for each share class in the table below.

	Class A	Class C	Class Z

Maximum initial sales charge	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.125%	None	None

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Presentation of Fund Holdings as of 7/31/2023

PGIM Government Money Market Fund

Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
Federal Home Loan Bank	5.315%	09/08/2023	2.6%

U.S. Treasury Bills	5.040%	08/15/2023	2.4%

U.S. Treasury Bills	5.315%	10/10/2023	2.1%

Federal Home Loan Bank	5.400%	09/21/2023	1.9%

Federal Home Loan Bank	5.320%	10/03/2023	1.9%

Federal Home Loan Bank	5.075%	08/16/2023	1.9%

U.S. Treasury Bills	5.247%	09/05/2023	1.9%

Federal Farm Credit Bank	5.360%	12/13/2023	1.8%

Federal Home Loan Bank	5.000%	01/10/2024	1.8%

U.S. Treasury Bills	5.304%	10/24/2023	1.8%

Holdings reflect only short-term investments and are subject to change.

6    Visit our website at pgim.com/investments

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The seven-day current yield of the PGIM Government Money Market Fund’s Class Z shares began the 12-month reporting period on August 1, 2022 at 1.11% and increased to 4.81% as of the end of the period on July 31, 2023.

What were the market conditions?

●

While there was no shortage of fear in the bond markets during the reporting period, which was largely marked by an overhang of uncertainty and economic negatives, the interest rate volatility, COVID-19-era supply/demand imbalances, and steep losses that predominated during the first half of the reporting period showed signs of dissipating in the second half. Despite a series of rolling crises—including a string of regional bank failures, the debt ceiling debate, ongoing recession concerns, and still-high inflation—the US economy avoided the worst of potential outcomes, and fixed income returns skewed largely positive over the last six months of the reporting period.

●

Against the backdrop of historic lows in unemployment and still-high inflation, the US Federal Reserve (the Fed) continued its monetary tightening path, raising interest rates by an additional 300 basis points (bps) in a succession of rate hikes over the reporting period. (One basis point equals 0.01%.) Although the Fed raised interest rates by 25 bps and indicated that its inflation fight was not yet over at the July Federal Open Market Committee (FOMC) meeting, the main signal from the meeting was that the end of the rate-hiking cycle was likely close.

●

A sharply higher federal funds rate, coupled with macroeconomic uncertainty, led to enormous volatility being priced into developed market interest rates, with sharply higher front-end rates and lower long-dated yields. From -0.22% on July 31, 2022, the 10-year/2-year US Treasury spread declined to -0.91% at the end of the reporting period, while the 2-year US Treasury yield rose by 199 bps to end the reporting period at 4.88%.

●

Just as longer-term US Treasuries saw substantial volatility throughout the reporting period, yields on short-term securities, which influence money market yields, also rose substantially. The 3-month US Treasury bill rose from 2.37% to 5.42% during the reporting period, while the Secured Overnight Financing Rate (SOFR) rose from 2.27% to 5.31% over that same time.

How was the Fund managed during the reporting period?

●

The Fund invests in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. The main sectors include US Treasury bills, fixed and floating-rate agency notes, agency discount notes, and repurchase agreements.

●	The Fund’s weighted average maturity (WAM) began the reporting period shorter than its peer group average before extending in the final weeks of 2022, and it remained

PGIM Government Money Market Fund    7

Strategy and Performance Overview (continued)

longer than its peers through the remainder of the reporting period. The Fund’s weighted average life (WAL) remained longer than peers throughout the reporting period.

●

The Fund tactically shifted between SOFR floating-rate securities and fixed-rate securities, as well as between agency securities versus US Treasury securities and repurchase agreements. These shifts were driven by the relative spreads between these securities.

●

Adjustable-rate holdings were increased through much of the reporting period, led by an increase in SOFR floaters. Adjustable-rate holdings were then decreased in the second quarter of 2023 as the Fed began slowing the pace of its rate hikes.

●

PGIM Fixed Income increased the Fund’s US Treasury allocation over the last half of the period as the relative value of these securities improved. Government agencies were reduced to offset that trade.

Current outlook

Although the rate-hike debate continues for the Fed, the increments of its hikes are getting smaller and it declined to raise rates at all at its June 2023 FOMC meeting—signs that most of the increases are behind us and that the hikes to come will increasingly be “fine-tuning” exercises.

With the prospect of balance returning to the labor market, PGIM Fixed Income sees a path for core personal consumption expenditures to decelerate below 3.0% by the end of 2023, driven lower by core non-housing services prices.

Clear and sustained evidence of moderating inflation, coupled with below-trend growth, should be enough, in PGIM Fixed Income’s view, for the Fed to pause its rate-hike campaign at 5.5%.

With the pace of central bank tightening expected to dramatically downshift in the quarters ahead, PGIM Fixed Income expects interest rate volatility to continue to decline.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s benchmark index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

8    Visit our website at pgim.com/investments

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Government Money Market Fund    9

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Money Market Fund		Beginning Account Value February 1, 2023	Ending Account Value July 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,021.50	0.66%	$3.31

	Hypothetical	$1,000.00	$1,021.52	0.66%	$3.31

Class C	Actual	$1,000.00	$1,021.60	0.65%	$3.26

	Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26

Class Z	Actual	$1,000.00	$1,022.70	0.43%	$2.16

	Hypothetical	$1,000.00	$1,022.66	0.43%	$2.16

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2023, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

10    Visit our website at pgim.com/investments

Schedule of Investments

as of July 31, 2023

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.8%

REPURCHASE AGREEMENTS 34.8%
BNS,
5.300%, dated 07/31/23, due 08/01/23 in the amount of $30,004,417 collateralized by FNMA (coupon rates 2.000%-5.500%, maturity dates 07/01/38-07/01/53) and U.S. Treasury Securities (coupon rate 0.000%, maturity date 08/29/23) with the aggregate value, including accrued interest, of $30,604,582.	30,000	$30,000,000
BOS,
5.340%, dated 07/27/23, due 09/21/23 in the amount of $10,083,067 collateralized by U.S. Treasury Securities (coupon rate 3.625%, maturity date 05/31/28) with the aggregate value, including accrued interest, of $10,200,090.	10,000	10,000,000
5.300%, dated 07/31/23, due 08/01/23 in the amount of $30,004,417 collateralized by U.S. Treasury Securities (coupon rate 1.250%, maturity date 03/31/28) with the aggregate value, including accrued interest, of $30,600,006.	30,000	30,000,000
CIBC,
5.310%, dated 07/27/23, due 09/21/23 in the amount of $15,123,900 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.625%, maturity dates 10/15/24-02/15/53) with the aggregate value, including accrued interest, of $15,311,318.	15,000	15,000,000
5.320%, dated 07/27/23, due 09/21/23 in the amount of $15,124,133 collateralized by FHLMC (coupon rate 6.000%, maturity date 11/01/52) and FNMA (coupon rates 2.000%-4.500%, maturity dates 10/01/51-06/01/53) with the aggregate value, including accrued interest, of $15,311,305.	15,000	15,000,000

See Notes to Financial Statements.

PGIM Government Money Market Fund    11

Schedule of Investments  (continued)

as of July 31, 2023

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING,
5.330%, dated 07/27/23, due 09/21/23 in the amount of $15,124,367 collateralized by FHLMC (coupon rates 3.000%-6.000%, maturity dates 11/01/29-03/01/49), FNMA (coupon rates 1.500%-5.500%, maturity dates 03/01/41-02/01/57) and GNMA (coupon rate 4.500%, maturity date 04/20/52) with the aggregate value, including accrued interest, of $15,300,000.			15,000	$15,000,000
5.330%, dated 07/28/23, due 09/22/23 in the amount of $5,041,456 collateralized by FHLMC (coupon rates 4.000%-4.500%, maturity dates 10/01/37-08/01/52), FNMA (coupon rates 2.000%-6.000%, maturity dates 07/01/34-06/01/53) and GNMA (coupon rate 4.500%, maturity date 04/20/52) with the aggregate value, including accrued interest, of $5,100,001.			5,000	5,000,000
NWS,
5.300%, dated 07/27/23, due 08/03/23 in the amount of $20,020,611 collateralized by U.S. Treasury Securities (coupon rate 2.625%, maturity date 02/15/29) with the aggregate value, including accrued interest, of $20,421,066.			20,000	20,000,000
5.310%, dated 07/27/23, due 08/03/23 in the amount of $20,020,650 collateralized by U.S. Treasury Securities (coupon rate 2.625%, maturity date 02/15/29) with the aggregate value, including accrued interest, of $20,421,066.			20,000	20,000,000
RBD,
5.300%, dated 07/31/23, due 08/01/23 in the amount of $20,109,960 collateralized by U.S. Treasury Securities (coupon rates 0.000%-2.375%, maturity dates 08/31/23-02/15/51) with the aggregate value, including accrued interest, of $20,509,196.			20,107	20,107,000
WFS,
5.320%, dated 07/31/23, due 08/07/23 in the amount of $8,008,276 collateralized by FNMA (coupon rate 5.500%, maturity date 07/01/53) with the aggregate value, including accrued interest, of $8,168,441.			8,000	8,000,000

TOTAL REPURCHASE AGREEMENTS (cost $188,107,000)				188,107,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 50.7%
Federal Farm Credit Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	5.325%(c)	09/27/23	5,400	5,399,957

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank, SOFR + 0.025%	5.325%(c)	10/27/23	6,650	$6,649,905
Federal Farm Credit Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	5.350(c)	11/09/23	1,650	1,650,068
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.360(c)	06/24/24	3,500	3,499,743
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.360(c)	12/13/23	9,750	9,750,499
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	05/09/24	5,000	5,000,000
Federal Farm Credit Bank, SOFR + 0.075% (Cap N/A, Floor 0.000%)	5.375(c)	04/18/24	6,000	6,000,000
Federal Farm Credit Bank, SOFR + 0.150% (Cap N/A, Floor 0.000%)	5.450(c)	03/20/24	5,000	5,000,000
Federal Home Loan Bank	5.000	01/10/24	9,500	9,500,000
Federal Home Loan Bank	5.023(n)	02/09/24	5,200	5,067,435
Federal Home Loan Bank	5.049(n)	08/04/23	4,000	3,998,338
Federal Home Loan Bank	5.057(n)	08/11/23	5,500	5,492,376
Federal Home Loan Bank	5.058(n)	08/25/23	6,050	6,029,926
Federal Home Loan Bank	5.064(n)	08/09/23	5,000	4,994,445
Federal Home Loan Bank	5.075(n)	08/16/23	10,000	9,979,167
Federal Home Loan Bank	5.076(n)	08/18/23	7,000	6,983,472
Federal Home Loan Bank	5.306(n)	09/13/23	2,000	1,987,506
Federal Home Loan Bank	5.313(n)	09/22/23	4,000	3,969,782
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	5.315(c)	09/08/23	14,000	14,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	5.320(c)	09/19/23	6,425	6,424,951
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	5.320(c)	10/03/23	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	5.320(c)	10/03/23	10,000	10,000,000
Federal Home Loan Bank	5.321(n)	08/30/23	5,000	4,978,854
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	5.325(c)	10/27/23	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)	5.335(c)	12/08/23	6,000	6,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	5.340(c)	10/06/23	5,750	5,750,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	5.340(c)	01/17/24	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	5.340(c)	01/29/24	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)	5.345(c)	02/09/24	6,000	6,000,000

See Notes to Financial Statements.

PGIM Government Money Market Fund    13

Schedule of Investments  (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	5.350%(c)	08/29/23	5,000	$5,000,000
Federal Home Loan Bank	5.353(n)	10/04/23	1,000	990,649
Federal Home Loan Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	5.355(c)	05/03/24	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.360(c)	10/02/23	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	11/27/23	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	12/14/23	5,600	5,600,000
Federal Home Loan Bank	5.372(n)	10/27/23	4,000	3,949,153
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	5.380(c)	02/26/24	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	5.390(c)	08/15/23	7,250	7,250,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	5.390(c)	08/16/23	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	5.390(c)	09/14/23	2,000	2,000,000
Federal Home Loan Bank, SOFR + 0.095% (Cap N/A, Floor 0.000%)	5.395(c)	11/14/23	3,000	3,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	5.400(c)	09/21/23	10,000	10,000,000
Federal Home Loan Bank	5.400	03/27/24	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	5.405(c)	11/08/24	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	09/06/23	6,000	6,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	09/20/23	4,000	4,000,491
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	03/06/24	5,000	5,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	03/14/24	2,000	2,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	11/18/24	4,000	4,000,000
Federal Home Loan Bank, SOFR + 0.125% (Cap N/A, Floor 0.000%)	5.425(c)	01/24/25	6,000	6,000,000

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.420%	03/28/24	5,000	$5,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $273,896,717)				273,896,717

U.S. TREASURY OBLIGATIONS(n) 14.3%
U.S. Treasury Bills	5.040	08/15/23	13,000	12,974,936
U.S. Treasury Bills	5.114	08/01/23	3,500	3,500,000
U.S. Treasury Bills	5.171	08/08/23	6,000	5,993,992
U.S. Treasury Bills	5.239	10/17/23	4,000	3,955,939
U.S. Treasury Bills	5.242	08/24/23	5,000	4,983,357
U.S. Treasury Bills	5.247	09/05/23	10,000	9,949,396
U.S. Treasury Bills	5.304	10/24/23	10,000	9,878,363
U.S. Treasury Bills	5.315	10/10/23	11,500	11,383,211
U.S. Treasury Bills	5.316	10/31/23	5,000	4,933,962
U.S. Treasury Bills	5.322	10/12/23	5,000	4,947,490
U.S. Treasury Bills	5.374	09/07/23	5,000	4,972,753

TOTAL U.S. TREASURY OBLIGATIONS (cost $77,473,399)				77,473,399

TOTAL INVESTMENTS 99.8% (cost $539,477,116)(d)				539,477,116
Other assets in excess of liabilities 0.2%				1,266,999

NET ASSETS 100.0%				$540,744,115

Below is a list of the abbreviation(s) used in the annual report:

BNS—Bank of Nova Scotia

BOS—Bank of America Securities, Inc.

CIBC—Canadian Imperial Bank of Commerce

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

ING—ING Financial Markets LLC

NWS—NatWest Markets Securities, Inc.

RBD—RBC Dominion Securities, Inc.

SOFR—Secured Overnight Financing Rate

WFS—Wells Fargo Securities LLC

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

PGIM Government Money Market Fund    15

Schedule of Investments   (continued)

as of July 31, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Short-Term Investments
Repurchase Agreements	$—	$188,107,000	$—
U.S. Government Agency Obligations	—	273,896,717	—
U.S. Treasury Obligations	—	77,473,399	—

Total	$—	$539,477,116	$—

Sector Allocations:

The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2023 were as follows:

U.S. Government Agency Obligations	50.7%
Repurchase Agreements	34.8
U.S. Treasury Obligations	14.3

99.8
Other assets in excess of liabilities	0.2

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

16

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	BNS	$ 30,000,000	$(30,000,000)	$—
Repurchase Agreements	BOS	40,000,000	(40,000,000)	—
Repurchase Agreements	CIBC	30,000,000	(30,000,000)	—
Repurchase Agreements	ING	20,000,000	(20,000,000)	—
Repurchase Agreements	NWS	40,000,000	(40,000,000)	—
Repurchase Agreement	RBD	20,107,000	(20,107,000)	—
Repurchase Agreement	WFS	8,000,000	(8,000,000)	—

		$188,107,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Government Money Market Fund    17

Statement of Assets and Liabilities

as of July 31, 2023

Assets

Investments, at value:	$351,370,116
Repurchase Agreements (cost $188,107,000)	188,107,000
Cash	852
Interest receivable	1,603,303
Receivable for Fund shares sold	1,433,559
Prepaid expenses and other assets	11,708

Total Assets	542,526,538

Liabilities

Payable for Fund shares purchased	1,338,788
Management fee payable	142,612
Transfer agent fee payable	73,428
Accrued expenses and other liabilities	66,664
Affiliated transfer agent fee payable	52,289
Distribution fee payable	46,594
Custodian and accounting fee payable	42,103
Dividends payable	18,644
Directors’ fees payable	1,301

Total Liabilities	1,782,423

Net Assets	$540,744,115

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 166,000,000,000 shares authorized for issuance)	$5,407
Paid-in capital in excess of par	540,734,980
Total distributable earnings (loss)	3,728

Net assets, July 31, 2023	$540,744,115

See Notes to Financial Statements.

18

Class A

Net asset value, offering price and redemption price per share, ($438,994,172 ÷ 438,972,298 shares of common stock issued and outstanding)	$1.00

Class C

Net asset value, offering price and redemption price per share, ($9,702,937 ÷ 9,702,030 shares of common stock issued and outstanding)	$1.00

Class Z

Net asset value, offering price and redemption price per share, ($92,047,006 ÷ 92,045,158 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

PGIM Government Money Market Fund    19

Statement of Operations

Year Ended July 31, 2023

Net Investment Income (Loss)

Interest income	$23,407,530

Expenses
Management fee	1,800,592
Distribution fee(a)	581,913
Transfer agent’s fees and expenses (including affiliated expense of $ 309,365)(a)	717,397
Custodian and accounting fees	82,985
Shareholders’ reports	80,062
Registration fees(a)	62,607
Professional fees	39,300
Audit fee	24,350
Directors’ fees	17,780
Miscellaneous	17,809

Total expenses	3,424,795

Net investment income (loss)	19,982,735

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(279)

Net Increase (Decrease) In Net Assets Resulting From Operations	$19,982,456

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z
Distribution fee	581,913	—	—
Transfer agent’s fees and expenses	663,956	16,973	36,468
Registration fees	32,257	12,905	17,445

See Notes to Financial Statements.

20

Statements of Changes in Net Assets

	Year Ended July 31,

	2023	2022

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$19,982,735	$795,155
Net realized gain (loss) on investment transactions	(279)	3,274

Net increase (decrease) in net assets resulting from operations	19,982,456	798,429

Dividends and Distributions
Distributions from distributable earnings
Class A	(16,217,037)	(924,152)
Class C	(397,209)	(25,007)
Class Z	(3,368,490)	(215,009)

	(19,982,736)	(1,164,168)

Fund share transactions (Net of share conversions) (at $1.00 per share)
Net proceeds from shares sold	490,270,257	836,342,064
Net asset value of shares issued in reinvestment of dividends and distributions	19,608,789	1,137,321
Cost of shares purchased	(573,423,070)	(739,802,296)

Net increase (decrease) in net assets from Fund share transactions	(63,544,024)	97,677,089

Total increase (decrease)	(63,544,304)	97,311,350

Net Assets:

Beginning of year	604,288,419	506,977,069

End of year	$540,744,115	$604,288,419

See Notes to Financial Statements.

PGIM Government Money Market Fund    21

Financial Highlights

Class A Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.04	- (b)	- (b)	0.01	0.02
Dividends to shareholders	(0.04)	- (b)	- (b)	(0.01)	(0.02)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	3.57%	0.20%	0.01%	0.76%	1.69%

Ratios/Supplemental Data:
Net assets, end of year (000)	$438,994	$505,406	$414,625	$442,260	$348,427
Average net assets (000)	$465,530	$443,402	$475,166	$407,195	$390,207
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.64%	0.23%	0.09%	0.49%	0.64%
Expenses before waivers and/or expense reimbursement	0.64%	0.63%	0.63%	0.64%	0.64%
Net investment income (loss)	3.48%	0.14%	0.01%	0.70%	1.67%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

22

Class C Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.04	- (b)	- (b)	0.01	0.02
Dividends to shareholders	(0.04)	- (b)	- (b)	(0.01)	(0.02)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	3.58%	0.21%	0.05%	0.71%	1.69%

Ratios/Supplemental Data:
Net assets, end of year (000)	$9,703	$12,793	$10,242	$14,538	$7,931
Average net assets (000)	$11,460	$10,254	$12,853	$10,815	$10,913
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.62%	0.25%	0.06%	0.48%	0.65%
Expenses before waivers and/or expense reimbursement	0.62%	0.64%	0.59%	0.68%	0.65%
Net investment income (loss)	3.47%	0.17%	0.04%	0.52%	1.69%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

PGIM Government Money Market Fund    23

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.04	-(b)	- (b)	0.01	0.02
Dividends to shareholders	(0.04)	-(b)	- (b)	(0.01)	(0.02)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	3.79%	0.26%	0.01%	0.91%	1.91%

Ratios/Supplemental Data:
Net assets, end of year (000)	$92,047	$86,089	$82,110	$90,399	$76,956
Average net assets (000)	$89,873	$75,926	$86,432	$83,610	$84,238
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.42%	0.18%	0.09%	0.36%	0.43%
Expenses before waivers and/or expense reimbursement	0.42%	0.42%	0.43%	0.43%	0.43%
Net investment income (loss)	3.75%	0.20%	0.01%	0.84%	1.89%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

See Notes to Financial Statements.

24

Notes to Financial Statements

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Government Money Market Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities

PGIM Government Money Market Fund    25

Notes to Financial Statements (continued)

trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy

26

proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

PGIM Government Money Market Fund    27

Notes to Financial Statements (continued)

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*

The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends every month. Under certain circumstances, the Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% to $50 million of average daily net assets;	0.32%
0.30% over $50 million of average daily net assets.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

28

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

	Gross Distribution Fee	Net Distribution Fee
A	0.125%	0.125%
C	N/A	N/A
Z	N/A	N/A

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2023, no Rule 17a-7 transactions were entered into by the Fund.

5.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended July 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$19,982,736	$—	$—	$19,982,736

For the year ended July 31, 2022, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$1,164,168	$—	$—	$1,164,168

PGIM Government Money Market Fund    29

Notes to Financial Statements (continued)

For the year ended July 31, 2023, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$22,651	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$539,477,162	$—	$(46)	$(46)

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized

$200	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2023 are subject to such review.

6.	Capital and Ownership

The Fund offers Class A, Class C and Class Z shares. Class C and Class Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

30

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 200,000,000,000 shares of common stock, $0.00001 par value per share, 166,000,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	11,000,000,000
C	5,000,000,000
Z	50,000,000,000
P	100,000,000,000

The Fund currently does not have any Class P shares outstanding.

As of July 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	86,930	0.1%
Z	351,603	0.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	3	51.4

Transactions in shares of common stock (at $1 net asset value per share) were as follows:

Share Class	Shares	Amount

Class A
Year ended July 31, 2023:
Shares sold	437,842,324	$437,842,098
Shares issued in reinvestment of dividends and distributions	15,867,906	15,867,906
Shares purchased	(520,558,421)	(520,558,402)
Net increase (decrease) in shares outstanding before conversion	(66,848,191)	(66,848,398)
Shares issued upon conversion from other share class(es)	453,891	453,891
Shares purchased upon conversion into other share class(es)	(17,470)	(17,489)
Net increase (decrease) in shares outstanding	(66,411,770)	$(66,411,996)

PGIM Government Money Market Fund    31

Notes to Financial Statements (continued)

Share Class	Shares	Amount
Year ended July 31, 2022:
Shares sold	787,599,128	$787,600,067
Shares issued in reinvestment of dividends and distributions	904,607	904,607
Shares purchased	(697,845,421)	(697,845,425)
Net increase (decrease) in shares outstanding before conversion	90,658,314	90,659,249
Shares issued upon conversion from other share class(es)	626,142	626,142
Shares purchased upon conversion into other share class(es)	(205,734)	(205,734)
Net increase (decrease) in shares outstanding	91,078,722	$91,079,657

Class C
Year ended July 31, 2023:
Shares sold	6,023,261	$6,023,247
Shares issued in reinvestment of dividends and distributions	393,624	393,624
Shares purchased	(9,053,164)	(9,053,164)
Net increase (decrease) in shares outstanding before conversion	(2,636,279)	(2,636,293)
Shares purchased upon conversion into other share class(es)	(453,891)	(453,891)
Net increase (decrease) in shares outstanding	(3,090,170)	$(3,090,184)

Year ended July 31, 2022:
Shares sold	10,074,113	$10,074,135
Shares issued in reinvestment of dividends and distributions	24,637	24,637
Shares purchased	(6,905,815)	(6,905,815)
Net increase (decrease) in shares outstanding before conversion	3,192,935	3,192,957
Shares purchased upon conversion into other share class(es)	(634,090)	(634,090)
Net increase (decrease) in shares outstanding	2,558,845	$2,558,867

Class Z
Year ended July 31, 2023:
Shares sold	46,405,029	$46,404,912
Shares issued in reinvestment of dividends and distributions	3,347,259	3,347,259
Shares purchased	(43,811,504)	(43,811,504)
Net increase (decrease) in shares outstanding before conversion	5,940,784	5,940,667
Shares issued upon conversion from other share class(es)	17,489	17,489
Net increase (decrease) in shares outstanding	5,958,273	$5,958,156

Year ended July 31, 2022:
Shares sold	38,667,701	$38,667,862
Shares issued in reinvestment of dividends and distributions	208,077	208,077
Shares purchased	(35,051,056)	(35,051,056)
Net increase (decrease) in shares outstanding before conversion	3,824,722	3,824,883
Shares issued upon conversion from other share class(es)	213,682	213,682
Net increase (decrease) in shares outstanding	4,038,404	$4,038,565

32

7.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt

PGIM Government Money Market Fund    33

Notes to Financial Statements (continued)

securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets

34

and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have an impact on the Fund’s investments and net asset value, and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

PGIM Government Money Market Fund    35

Notes to Financial Statements (continued)

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

36

On July 12, 2023, the SEC adopted amendments to Rule 2a-7 and other rules that govern money market funds under the 1940 Act. The amendments increase the required minimum level of liquid assets for money market funds, remove the ability to impose redemption gates, and allow money market funds to impose liquidity fees if their liquidity assets fall below a certain threshold. The amendments to Rule 2a-7 will become effective on October 2, 2023, with a tiered transition period for funds to comply with the amendments. At this time, management is evaluating the rule amendments and their impact on the Fund.

PGIM Government Money Market Fund    37

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Government Money Market Fund, Inc. and Shareholders of PGIM Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Government Money Market Fund (the “Fund”) as of July 31, 2023, the related statement of operations for the year ended July 31, 2023, the statements of changes in net assets for each of the two years in the period ended July 31, 2023, including the related notes, and the financial highlights for each of the three years in the period ended July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2023 and the financial highlights for each of the three years in the period ended July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended July 31, 2020 and the financial highlights for each of the periods ended on or prior to July 31, 2020 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated September 16, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

September 18, 2023

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

38

Tax Information (unaudited)

For the year ended July 31, 2023, the Fund reports the maximum amount allowable but not less than 99.88% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2024, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2023.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders provided the Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 66.55% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

PGIM Government Money Market Fund    39

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 99	Chief Executive Officer (“CEO”) and President, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); formerly Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); formerly Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 100	Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; formerly President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Government Money Market Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 97	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 100	Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 100	Retired; formerly Member (November 2014-September 2022) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); formerly Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 97	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 100	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); formerly Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Government Money Market Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 100	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 100	President, Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); President and Principal Executive Officer (“PEO”) (since September 2022) of the PGIM Private Credit Fund; President and PEO (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).	None.	Since January 2012

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 100	Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President (since September 2022) of the PGIM Private Credit Fund; Vice President (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

PGIM Government Money Market Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer (since September 2022) of the PGIM Private Credit Fund; Chief Legal Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew Donohue 1972 Chief Compliance Officer	Chief Compliance Officer (since May 2023) of the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Private Credit Fund, PGIM Private Real Estate Fund, Inc.; Chief Compliance Officer of AST Investment Services, Inc. (since October 2022); Vice President, Chief Compliance Officer of PGIM Investments LLC (since September 2022); formerly various senior compliance roles within Principal Global Investors, LLC., global asset management for Principal Financial (2011-2022), most recently as Global Chief Compliance Officer (2016-2022).	Since May 2023

Andrew R. French 1962 Secretary	Vice President (since December 2018) of PGIM Investments LLC; Secretary (since September 2022) of the PGIM Private Credit Fund; Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary	Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).	Since December 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since March 2015

Christian J. Kelly 1975 Chief Financial Officer	Vice President, Global Head of Fund Administration of PGIM Investments LLC (since November 2018); Chief Financial Officer (since March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Chief Financial Officer of PGIM Private Credit Fund (since September 2022); Chief Financial Officer of PGIM Private Real Estate Fund, Inc. (since July 2022); formerly Treasurer and Principal Financial Officer (January 2019- March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; formerly Treasurer and Principal Financial Officer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

PGIM Government Money Market Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Russ Shupak 1973 Treasurer and Principal Accounting Officer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of PGIM Investments mutual funds, closed end funds and ETFs (since March 2023); Treasurer and Principal Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; formerly Assistant Treasurer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund (since October 2019); formerly Director (2013-2017) within PGIM Investments Fund Administration.	Since October 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.; formerly Director (2005-2007) within PGIM Investments Fund Administration.	Since April 2014

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2007-2017) within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of the Advanced Series Trust, the Prudential Series Fund and the Prudential Gibraltar Fund (since March 2023); Treasurer and Principal Accounting Officer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of PGIM Investments mutual funds, closed end funds and ETFs (since October 2019); formerly Director (2011-2017) within PGIM Investments Fund Administration.	Since October 2019

Robert W. McCormack 1973 Assistant Treasurer	Vice President (since 2019) within PGIM Investments Fund Administration; Assistant Treasurer (Since March 2023) of PGIM Investments mutual funds, closed end funds, ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2016-2019) within PGIM Investments Fund Administration; formerly Vice President within Goldman, Sachs & Co. Investment Management Controllers (2008- 2016), Assistant Treasurer of Goldman Sachs Family of Funds (2015-2016).	Since March 2023

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Kelly Florio 1978 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since December 2021) of Prudential; formerly Head of Fraud Risk Management (October 2019 to December 2021) at New York Life Insurance Company; formerly Head of Key Risk Area Operations (November 2018 to October 2019), Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate (2006 -2009) at MetLife.	Since June 2022

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, PGIM ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM Private Credit Fund, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

PGIM Government Money Market Fund

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Money Market Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1 PGIM Government Money Market Fund is a series of Prudential Government Money Market Fund, Inc.

PGIM Government Money Market Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which

PGIM Government Money Market Fund

Approval of Advisory Agreements (continued)

is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

Visit our website at pgim.com/investments

•	The Board noted that the Fund underperformed its Peer Universe median over all periods.

•	The Board also noted that the Fund outperformed its peer group average in the first quarter of 2023.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Government Money Market Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the
Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Money Market Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report and semi-annual report filed on Form N-CSR) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgim.com/investments.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED
FEDERAL GOVERNMENT AGENCY		BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT MONEY MARKET FUND - PURCHASE

SHARE CLASS	A	C	Z
NASDAQ	PBMXX	N/A	PMZXX
CUSIP	74440W409	N/A	74440W805

PGIM GOVERNMENT MONEY MARKET FUND - EXCHANGE

SHARE CLASS	A	C	Z
NASDAQ	MJAXX	MJCXX	PMZXX
CUSIP	74440W102	74440W300	74440W805

MF108 E

PGIM CORE GOVERNMENT MONEY MARKET FUND

ANNUAL REPORT

JULY 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Your Fund’s Performance (unaudited)

Yields will fluctuate from time to time, and past performance does not guarantee future results. The Fund is subject to periodic adjustments to its expense budget during the fiscal year which may affect its reported 7-day current yield. Current performance may be lower or higher than the past performance data quoted. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For the most recent month-end performance update, call (800) 225-1852 or visit our website at pgim.com/investments.

Fund Facts as of 7/31/23
	7-Day Current Yield (%)	Net Asset Value (NAV) ($)	Weighted Avg. Maturity (WAM)	Net Assets (Millions) ($)

Class D	5.28	1.00	13 Days	7,635.4

iMoneyNet, Inc. Government & Agency Retail Avg.*	4.64	N/A	22 Days	N/A

*iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of July 25, 2023.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PGIM Core Government Money Market Fund    3

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 7/31/2023

PGIM Core Government Money Market Fund

Ten Largest Holdings	Interest Rate	Maturity Date	% of Net Assets
Federal Home Loan Bank	5.315%	09/08/2023	2.0%

Federal Farm Credit Bank	5.360%	12/13/2023	1.7%

Federal Home Loan Bank	5.072%	08/18/2023	1.6%

U.S. Treasury Bills	5.314%	10/10/2023	1.6%

U.S. Treasury Bills	5.088%	08/08/2023	1.4%

Federal Home Loan Bank	5.207%	09/13/2023	1.4%

U.S. Treasury Bills	5.299%	10/24/2023	1.3%

Federal Home Loan Bank	5.425%	01/24/2025	1.2%

Federal Home Loan Bank	5.064%	08/09/2023	1.2%

U.S. Treasury Bills	5.242%	08/24/2023	1.0%

Holdings reflect only short-term investments and are subject to change.

4    Visit our website at pgim.com/investments

Strategy and Performance Overview (unaudited)

How did the Fund perform?

The seven-day current yield of the PGIM Core Government Money Market Fund’s Class D shares began the reporting period on March 13, 2023, at 4.56% and increased to 5.28% as of the end of the period on July 31, 2023.

What were the market conditions?

●

While there was no shortage of fear in the bond markets during the reporting period, an overhang of uncertainty and economic negatives, interest rate volatility, and COVID-19-era supply/demand imbalances showed signs of dissipating in the latter part of the reporting period. Despite a series of rolling crises—including a string of regional bank failures, the debt ceiling debate, ongoing recession concerns, and still-high inflation—the US economy avoided the worst of potential outcomes, and fixed income returns skewed largely positive during the period.

●

Against the backdrop of historic lows in unemployment and still-high inflation, the US Federal Reserve (the Fed) continued on its monetary tightening path, raising interest rates by an additional 75 basis points (bps) in three rate hikes over the reporting period. (One basis point equals 0.01%.) Although the Fed raised interest rates by 25 bps and indicated that its inflation fight was not yet over at the July Federal Open Market Committee (FOMC) meeting, the main signal from the meeting was that the end of the rate-hiking cycle was likely close.

●

From -1.03% on March 7, 2023, the 10-year/2-year US Treasury spread rose to -0.91% as of the end of the reporting period, while the US 2-year Treasury yield declined by 12 bps to end the reporting period at 4.88%.

●

Yields on short-term securities, which influence money market yields, rose over the reporting period. The 3-month US Treasury bill rose from 4.94% to 5.42% during the reporting period, while the Secured Overnight Financing Rate (SOFR) rose from 4.55% to 5.31%.

How was the Fund managed during the reporting period?

●

The Fund invests in cash, government securities, and/or repurchase agreements that are fully collateralized with cash or government securities. The main sectors include US Treasury bills, fixed and floating rate agency notes, agency discount notes, and repurchase agreements.

●

The Fund launched on March 7, 2023, with a $225 million transfer and subsequently experienced multiple inflows throughout the reporting period, ending the period with just under $8 billion in assets under management.

●

The Fund’s weighted average maturity (WAM) was shorter than its peer group average throughout the reporting period. The Fund’s weighted average life (WAL) began the reporting period shorter than its peers but extended in the second quarter of 2023 and remained longer than its peers through the remainder of the reporting period.

PGIM Core Government Money Market Fund    5

Strategy and Performance Overview (continued)

●

The Fund increased its government agencies and Treasuries in the second quarter of 2023 as their relative value improved. Repurchase agreements were reduced to offset those trades. Adjustable-rate holdings were increased, led by an increase in SOFR floaters.

Current outlook

●

Although the rate-hike debate continues for the Fed, the increments of its hikes are getting smaller and it declined to raise rates at all at its June 2023 FOMC meeting—signs that most of the increases are behind us and that the hikes to come will increasingly be “fine-tuning” exercises.

●

With the prospect of balance returning to the labor market, PGIM Fixed Income sees a path for core personal consumption expenditures to decelerate below 3.0% by the end of 2023, driven lower by core non-housing services prices.

●	Clear and sustained evidence of moderating inflation, coupled with below-trend growth, should be enough, in PGIM Fixed Income’s view, for the Fed to pause its rate-hike campaign at 5.5%.

●	With the pace of central bank tightening expected to dramatically downshift in the quarters ahead, PGIM Fixed Income expects interest rate volatility to continue to decline.

*This strategy and performance overview, which discusses what strategies or holdings (including derivatives, if applicable) affected the Fund’s performance, is compiled based on how the Fund performed relative to the Fund’s benchmark index and is viewed for performance attribution purposes at the aggregate Fund level, which in most instances will not directly correlate to the amounts disclosed in the Statement of Operations which conform to US generally accepted accounting principles.

6    Visit our website at pgim.com/investments

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Core Government Money Market Fund    7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Core Government Money Market Fund		Beginning Account Value March 7, 2023	Ending Account Value July 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class D	Actual**	$1,000.00	$1,020.60	0.01%	$0.04

	Hypothetical	$1,000.00	$1,024.74	0.01%	$0.05

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2023, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2023 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 147-day period ended July 31, 2023 due to the Fund’s commencement of operations on March 7, 2023.

8    Visit our website at pgim.com/investments

Schedule of Investments

as of July 31, 2023

Description	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 99.7%

REPURCHASE AGREEMENTS 45.2%
BNS,
5.300%, dated 07/31/23, due 08/01/23 in the amount of $300,044,167 collateralized by FHLMC (coupon rates 2.000%-4.500%, maturity dates 08/01/40-11/01/52), FNMA (coupon rates 2.500%-6.000%, maturity dates 06/01/27-02/01/57) and U.S. Treasury Securities (coupon rates 1.750%-3.250%, maturity dates 03/15/25-06/30/27) with the aggregate value, including accrued interest, of $306,045,137.	300,000	$300,000,000
BOS,
5.340%, dated 07/27/23, due 09/21/23 in the amount of $115,955,267 collateralized by U.S. Treasury Securities (coupon rates 3.500%-4.125%, maturity dates 09/15/25-09/30/27) with the aggregate value, including accrued interest, of $117,300,041.	115,000	115,000,000
5.300%, dated 07/31/23, due 08/01/23 in the amount of $475,069,931 collateralized by GNMA (coupon rates 2.000%-6.500%, maturity dates 05/20/37-07/20/63) with the aggregate value, including accrued interest, of $484,500,000.	475,000	475,000,000
CA,
5.300%, dated 07/31/23, due 08/01/23 in the amount of $193,966,552 collateralized by U.S. Treasury Securities (coupon rates 1.250%-2.375%, maturity dates 11/30/26-03/31/29) with the aggregate value, including accrued interest, of $197,816,844.	193,938	193,938,000
CIBC,
5.310%, dated 07/27/23, due 09/21/23 in the amount of $230,891,540 collateralized by U.S. Treasury Securities (coupon rates 0.125%-4.625%, maturity dates 07/15/25-02/15/53) with the aggregate value, including accrued interest, of $233,752,310.	229,000	229,000,000
5.320%, dated 07/27/23, due 09/21/23 in the amount of $230,895,102 collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 12/01/44-07/01/53) and FNMA (coupon rates 2.000%-6.000%, maturity dates 06/01/32-04/01/53) with the aggregate value including accrued interest, of $233,752,590.	229,000	229,000,000

See Notes to Financial Statements.

PGIM Core Government Money Market Fund    9

Schedule of Investments  (continued)

as of July 31, 2023

Description	Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
ING,
5.330%, dated 07/27/23, due 09/21/23 in the amount of $100,829,111 collateralized by FHLMC (coupon rates 2.500%-6.000%, maturity dates 04/01/36-08/01/53), FNMA (coupon rates 2.000%-7.000%, maturity dates 11/01/28-07/01/53) and GNMA (coupon rates 3.500%-5.000% maturity dates 01/20/49-01/20/52) with the aggregate value, including accrued interest, of $102,000,000.	100,000	$100,000,000
5.330%, dated 07/28/23, due 09/22/23 in the amount of $126,036,389 collateralized by FHLMC (coupon rates 3.500%-6.000%, maturity dates 06/01/42-05/01/53), FNMA (coupon rates 1.500%-5.500%, maturity dates 04/01/42-05/01/58) and GNMA (coupon rate 4.500% maturity date 04/20/52) with the aggregate value, including accrued interest, of $127,500,001.	125,000	125,000,000
5.330%, dated 07/31/23, due 09/25/23 in the amount of $45,373,100 collateralized by FHLMC (coupon rates 4.000%-6.000%, maturity dates 05/01/35-07/01/52), FNMA (coupon rates 2.000%-6.000%, maturity dates 09/01/35-07/01/53) and GNMA (coupon rates 5.000%-5.500% maturity dates 09/20/52-10/20/52) with the aggregate value, including accrued interest, of $45,900,001.	45,000	45,000,000
5.300%, dated 07/31/23, due 08/01/23 in the amount of $280,041,222 collateralized by FHLMC (coupon rates 2.000%-8.000%, maturity dates 09/01/29-08/01/53), FNMA (coupon rates 1.500%-6.000%, maturity dates 08/01/28-02/01/57) and GNMA (coupon rates 5.000%-5.500% maturity dates 01/20/49-09/20/52) with the aggregate value, including accrued interest, of $285,600,001.	280,000	280,000,000
5.300%, dated 07/31/23, due 08/01/23 in the amount of $100,014,722 collateralized by FFCSB (coupon rate 4.000%, maturity date 01/19/33), FHLB (coupon rates 0.500%-4.130%, maturity dates 06/13/25-08/08/30), FHLMC (coupon rates 0.000%-5.000% maturity dates 10/30/24-03/15/31) and FNMA (coupon rates 0.000%-6.625%, maturity dates 09/24/26-11/15/30) with the aggregate value, including accrued interest, of $102,000,690.	100,000	100,000,000

See Notes to Financial Statements.

10

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
MIZ,
5.300%, dated 07/31/23, due 08/01/23 in the amount of $500,073,611 collateralized by FNMA (coupon rates 1.500%-8.000%, maturity dates 06/01/24-09/01/61) with the aggregate value, including accrued interest, of $510,000,000.			500,000	$500,000,000
NWS,
5.300%, dated 07/27/23, due 08/03/23 in the amount of $150,154,583 collateralized by U.S. Treasury Securities (coupon rate 3.625%, maturity date 05/15/26) with the aggregate value, including accrued interest, of $153,157,770.			150,000	150,000,000
5.310%, dated 07/27/23, due 08/03/23 in the amount of $150,154,875 collateralized by U.S. Treasury Securities (coupon rates 2.875%-3.625%, maturity dates 05/15/26-05/15/32) with the aggregate value, including accrued interest, of $153,158,006.			150,000	150,000,000
5.300%, dated 07/28/23, due 08/04/23 in the amount of $100,103,056 collateralized by U.S. Treasury Securities (coupon rate 3.750%, maturity date 04/15/26) with the aggregate value, including accrued interest, of $102,105,166.			100,000	100,000,000
TDM,
5.300%, dated 07/31/23, due 08/01/23 in the amount of $250,036,806 collateralized by U.S. Treasury Securities (coupon rates 2.750%-3.750%, maturity dates 06/30/30-08/15/32) with the aggregate value, including accrued interest, of $255,000,022.			250,000	250,000,000
WFS,
5.320%, dated 07/31/23, due 08/07/23 in the amount of $110,113,789 collateralized by FNMA (coupon rates 1.500%-7.000%, maturity dates 07/01/26-05/01/53) with the aggregate value, including accrued interest, of $112,316,065.			110,000	110,000,000

TOTAL REPURCHASE AGREEMENTS (cost $3,451,938,000)				3,451,938,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 42.9%
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.360%(c)	12/13/23	133,000	133,007,521

See Notes to Financial Statements.

PGIM Core Government Money Market Fund    11

Schedule of Investments  (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Farm Credit Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.360%(c)	06/24/24	68,000	$67,992,022
Federal Farm Credit Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	05/09/24	70,000	70,000,000
Federal Farm Credit Bank, SOFR + 0.075% (Cap N/A, Floor 0.000%)	5.375(c)	04/18/24	45,000	45,000,000
Federal Farm Credit Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	5.400(c)	08/26/24	4,000	3,999,852
Federal Farm Credit Bank, SOFR + 0.110% (Cap N/A, Floor 0.000%)	5.410(c)	12/26/24	25,000	24,999,561
Federal Farm Credit Bank, SOFR + 0.130% (Cap N/A, Floor 0.000%)	5.430(c)	04/10/25	25,000	24,995,945
Federal Farm Credit Bank, SOFR + 0.150% (Cap N/A, Floor 0.000%)	5.450(c)	03/20/24	20,000	20,000,000
Federal Home Loan Bank	4.925(n)	08/29/23	25,000	24,906,278
Federal Home Loan Bank	5.049(n)	08/01/23	25,000	25,000,000
Federal Home Loan Bank	5.049(n)	08/04/23	54,000	53,977,568
Federal Home Loan Bank	5.057(n)	08/11/23	73,000	72,898,814
Federal Home Loan Bank	5.058(n)	08/25/23	65,000	64,784,330
Federal Home Loan Bank	5.064(n)	08/09/23	88,250	88,151,944
Federal Home Loan Bank	5.072(n)	08/18/23	125,473	125,176,744
Federal Home Loan Bank	5.074(n)	08/16/23	75,000	74,843,438
Federal Home Loan Bank	5.207(n)	09/13/23	106,800	106,146,264
Federal Home Loan Bank	5.245(n)	08/30/23	35,280	35,133,072
Federal Home Loan Bank	5.313(n)	09/22/23	54,000	53,592,060
Federal Home Loan Bank, SOFR + 0.015% (Cap N/A, Floor 0.000%)	5.315(c)	09/08/23	150,000	150,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	5.320(c)	08/24/23	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	5.320(c)	09/18/23	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	5.320(c)	09/19/23	55,000	55,000,000
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)	5.320(c)	10/03/23	50,000	50,000,000
Federal Home Loan Bank, SOFR + 0.025% (Cap N/A, Floor 0.000%)	5.325(c)	10/27/23	50,000	50,000,000
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)	5.330(c)	09/20/23	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.030% (Cap N/A, Floor 0.000%)	5.330(c)	11/28/23	50,000	50,000,000
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)	5.335(c)	11/16/23	75,000	75,000,000

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, SOFR + 0.035% (Cap N/A, Floor 0.000%)	5.335%(c)	12/08/23	72,000	$72,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	5.340(c)	11/17/23	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	5.340(c)	12/18/23	50,000	50,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	5.340(c)	01/17/24	70,000	70,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	5.340(c)	01/29/24	50,000	50,000,000
Federal Home Loan Bank, SOFR + 0.040% (Cap N/A, Floor 0.000%)	5.340(c)	02/01/24	50,000	50,000,000
Federal Home Loan Bank, SOFR + 0.045% (Cap N/A, Floor 0.000%)	5.345(c)	02/09/24	72,000	72,000,000
Federal Home Loan Bank, SOFR + 0.050% (Cap N/A, Floor 0.000%)	5.350(c)	08/29/23	75,000	75,000,000
Federal Home Loan Bank	5.353(n)	10/04/23	18,000	17,831,680
Federal Home Loan Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	5.355(c)	02/16/24	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.055% (Cap N/A, Floor 0.000%)	5.355(c)	05/03/24	50,000	50,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.360(c)	09/19/23	64,000	64,002,541
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.360(c)	10/02/23	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.360(c)	11/28/23	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.060% (Cap N/A, Floor 0.000%)	5.360(c)	02/20/24	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	08/22/23	20,000	20,000,000
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	09/25/23	20,000	20,000,000
Federal Home Loan Bank, SOFR + 0.070% (Cap N/A, Floor 0.000%)	5.370(c)	11/27/23	25,000	25,000,000
Federal Home Loan Bank	5.372(n)	10/27/23	54,000	53,313,570
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	5.380(c)	10/23/23	20,000	20,000,000
Federal Home Loan Bank, SOFR + 0.080% (Cap N/A, Floor 0.000%)	5.380(c)	02/26/24	75,000	75,000,000
Federal Home Loan Bank, SOFR + 0.090% (Cap N/A, Floor 0.000%)	5.390(c)	09/14/23	6,000	6,000,000
Federal Home Loan Bank, SOFR + 0.095% (Cap N/A, Floor 0.000%)	5.395(c)	11/14/23	7,000	7,000,000

See Notes to Financial Statements.

PGIM Core Government Money Market Fund    13

Schedule of Investments  (continued)

as of July 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	5.400%	03/27/24	23,000	$23,000,000
Federal Home Loan Bank, SOFR + 0.100% (Cap N/A, Floor 0.000%)	5.400(c)	03/28/24	13,000	13,000,000
Federal Home Loan Bank, SOFR + 0.105% (Cap N/A, Floor 0.000%)	5.405(c)	11/08/24	55,000	55,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	11/18/24	53,000	53,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	09/06/23	21,000	21,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	09/20/23	30,000	30,003,681
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	03/06/24	15,000	15,000,000
Federal Home Loan Bank, SOFR + 0.120% (Cap N/A, Floor 0.000%)	5.420(c)	03/14/24	10,500	10,500,000
Federal Home Loan Bank, SOFR + 0.125% (Cap N/A, Floor 0.000%)	5.425(c)	01/24/25	94,000	94,000,000
Federal National Mortgage Assoc.	5.420	03/28/24	24,000	24,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,280,256,885)				3,280,256,885

U.S. TREASURY OBLIGATIONS 11.6%
U.S. Treasury Bills	5.034(n)	08/15/23	60,000	59,884,465
U.S. Treasury Bills	5.088(n)	08/08/23	108,000	107,893,855
U.S. Treasury Bills	5.114(n)	08/01/23	45,000	45,000,000
U.S. Treasury Bills	5.239(n)	10/17/23	54,000	53,405,175
U.S. Treasury Bills	5.242(n)	08/24/23	76,000	75,747,025
U.S. Treasury Bills	5.247(n)	09/05/23	75,000	74,620,469
U.S. Treasury Bills	5.299(n)	10/24/23	100,000	98,784,858
U.S. Treasury Bills	5.314(n)	10/10/23	122,000	120,761,117
U.S. Treasury Bills	5.316(n)	10/31/23	75,000	74,009,427
U.S. Treasury Bills	5.322(n)	10/12/23	76,000	75,201,848
U.S. Treasury Bills	5.374(n)	09/07/23	73,000	72,602,203

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes, US Treasury 3 Month Bill Money Market Yield + 0.035% (Cap N/A, Floor 0.000%)	5.386%(c)	10/31/23	25,000	$24,996,870

TOTAL U.S. TREASURY OBLIGATIONS (cost $882,907,312)				882,907,312

TOTAL INVESTMENTS 99.7% (cost $7,615,102,197)(d)				7,615,102,197
Other assets in excess of liabilities 0.3%				20,330,647

NET ASSETS 100.0%				$7,635,432,844

Below is a list of the abbreviation(s) used in the annual report:

BNS—Bank of Nova Scotia

BOS—Bank of America Securities, Inc.

CA—Credit Agricole Securities Inc.

CIBC—Canadian Imperial Bank of Commerce

FFCSB—Federal Farm Credit System Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

ING—ING Financial Markets LLC

MIZ—Mizuho Securities USA LLC

NWS—NatWest Markets Securities, Inc.

SOFR—Secured Overnight Financing Rate

TDM—TD Securities (USA) LLC

WFS—Wells Fargo Securities LLC

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2023.
(d)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(n)	Rate shown reflects yield to maturity at purchased date.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund    15

Schedule of Investments  (continued)

as of July 31, 2023

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Short-Term Investments
Repurchase Agreements	$—	$3,451,938,000	$—
U.S. Government Agency Obligations	—	3,280,256,885	—
U.S. Treasury Obligations	—	882,907,312	—

Total	$—	$7,615,102,197	$—

Sector Allocations:

The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2023 were as follows:

Repurchase Agreements	45.2%
U.S. Government Agency Obligations	42.9
U.S. Treasury Obligations	11.6

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

16

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	BNS	$300,000,000	$(300,000,000)	$—
Repurchase Agreements	BOS	590,000,000	(590,000,000)	—
Repurchase Agreement	CA	193,938,000	(193,938,000)	—
Repurchase Agreements	CIBC	458,000,000	(458,000,000)	—
Repurchase Agreements	ING	650,000,000	(650,000,000)	—
Repurchase Agreement	MIZ	500,000,000	(500,000,000)	—
Repurchase Agreements	NWS	400,000,000	(400,000,000)	—
Repurchase Agreement	TDM	250,000,000	(250,000,000)	—
Repurchase Agreement	WFS	110,000,000	(110,000,000)	—

		$3,451,938,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund    17

Statement of Assets and Liabilities

as of July 31, 2023

Assets
Investments, at value:	$4,163,164,197
Repurchase Agreements (cost $3,451,938,000)	3,451,938,000
Cash	842
Interest receivable	20,438,659
Prepaid expenses and other assets	347

Total Assets	7,635,542,045

Liabilities
Audit fee payable	24,350
Dividends payable	23,688
Custodian and accounting fees payable	23,486
Affiliated transfer agent fee payable	16,667
Professional fees payable	13,349
Accrued expenses and other liabilities	3,097
Shareholder report fees payable	2,964
Directors’ fees payable	1,600

Total Liabilities	109,201

Net Assets	$7,635,432,844

Net assets were comprised of:
Common stock, at par ($0.00001 par value; 34,000,000,000 shares authorized for issuance)	$76,354
Paid-in capital in excess of par	7,635,358,667
Total distributable earnings (loss)	(2,177)

Net assets, July 31, 2023	$7,635,432,844

Net asset value, offering price and redemption price per share, ($7,635,432,844 ÷ 7,635,435,147 common shares issued and outstanding)	$1.00

See Notes to Financial Statements.

18

Statement of Operations

For the Period March 07, 2023* through July 31, 2023

Net Investment Income (Loss)

Interest income	$123,328,802

Expenses
Management fee	7,308,293
Professional fees	56,537
Transfer agent’s fees and expenses (including affiliated expense of $ 41,929)	41,929
Audit fee	24,350
Custodian and accounting fees	23,486
Directors’ fees	4,000
Shareholders’ reports	4,000
Miscellaneous	5,741

Total expenses	7,468,336
Less: Fee waiver and/or expense reimbursement	(7,308,293)

Net expenses	160,043

Net investment income (loss)	123,168,759

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions	(2,177)

Net Increase (Decrease) In Net Assets Resulting From Operations	$123,166,582

*	Commencement of operations.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund    19

Statement of Changes in Net Assets

March 07, 2023* through July 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$123,168,759
Net realized gain (loss) on investment transactions	(2,177)

Net increase (decrease) in net assets resulting from operations	123,166,582

Dividends and Distributions
Distributions from distributable earnings	(123,168,759)

Fund share transactions (at $1.00 per share)
Net proceeds from shares sold (23,431,863,312 shares)	23,431,863,186
Net asset value of shares issued in reinvestment of dividends and distributions (122,361,543 shares)	122,361,543
Cost of shares purchased (15,918,789,708 shares)	(15,918,789,708)

Net increase (decrease) in net assets from Fund share transactions	7,635,435,021

Total increase (decrease)	7,635,432,844

Net Assets:

Beginning of period	—

End of period	$7,635,432,844

*	Commencement of operations.

See Notes to Financial Statements.

20

Financial Highlights

Class D Shares
	March 07, 2023(a) through July 31, 2023
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.00
Net investment income (loss) and net realized gain (loss) on investment transactions	0.02
Dividends to shareholders	(0.02)
Net Asset Value, end of period	$1.00
Total Return(c):	2.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,635,433
Average net assets (000)	$6,015,481
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01	%(d)
Expenses before waivers and/or expense reimbursement	0.31	%(d)
Net investment income (loss)	5.08	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Annualized, with the exception of certain non-recurring expenses.

See Notes to Financial Statements.

PGIM Core Government Money Market Fund    21

Notes to Financial Statements

1.	Organization

Prudential Government Money Market Fund, Inc. (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Core Government Money Market Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is maximum current income consistent with stability of capital and the maintenance of liquidity.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

22

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

The Fund’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Repurchase Agreements: The Fund entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements

PGIM Core Government Money Market Fund    23

Notes to Financial Statements (continued)

which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

24

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Monthly
Long-Term Capital Gains	Annually

*

The Fund declares dividends of any net investment income to shareholders on a daily basis and distributes the dividends every month. Under certain circumstances, the Fund may make more than one distribution of long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.50% of average daily net assets up to	0.30%
and including $50 million; and 0.30% on
average daily net assets over $50 million.

PGIM Investments has contractually agreed, through November 30, 2024, to waive its management fee to 0.00% of average daily net assets of the Fund.

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class D shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class D shares of the Fund.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Core Government Money Market Fund    25

Notes to Financial Statements (continued)

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended July 31, 2023, no Rule 17a-7 transactions were entered into by the Fund.

5.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the reporting period ended July 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$123,168,759	$—	$—	$123,168,759

For the reporting period ended July 31, 2023, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$47,644	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$7,615,102,197	$—	$—	$—

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2023 which can be carried forward for an unlimited period. No capital gains

26

distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$2,000	$—

The Manager has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

6. Capital and Ownership

Shares of the Fund are available only to investment companies managed by PGIM Investments.

The RIC is authorized to issue 200,000,000,000 shares of common stock, $0.00001 par value per share, 34,000,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
D	34,000,000,000

As of July 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
D	7,635,435,147	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	67.7%
Unaffiliated	—	—

7.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Adjustable and Floating Rate Securities Risk: The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

PGIM Core Government Money Market Fund    27

Notes to Financial Statements (continued)

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Cyber Security Risk: Failures or breaches of the electronic systems of the Fund, the Fund’s manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers or issuers of securities in which the Fund invests.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Forward Commitments Risk: Forward commitments are subject to the risk that the counterparty to the forward commitment may fail to make payment or delivery in a timely manner or at all. Forward commitments are also subject to the risk that the value of the security to be purchased may decline prior to the settlement date.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For

28

example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

PGIM Core Government Money Market Fund    29

Notes to Financial Statements (continued)

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have an impact on the Fund’s investments and net asset value, and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund.

Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rates of prepayment of the underlying mortgages tend to

30

increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

Asset-backed securities are structured like mortgage-backed securities and are subject to many of the same risks including prepayment risk, extension risk, credit risk and interest rate risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets or to otherwise recover from the underlying obligor may be limited. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.

Net Asset Value Risk: There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Redemption Risk: The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price.

Reference Rate Risk: The Fund may be exposed to financial instruments that recently transitioned from using or continue to use the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and

PGIM Core Government Money Market Fund    31

Notes to Financial Statements (continued)

12-month U.S. dollar LIBOR settings ceased to be published or are no longer representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The FCA will permit the use of synthetic U.S. dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

Repurchase Agreements Risk: Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.

TIPS Risk: Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. Real interest rates represent the nominal (stated) interest rates reduced by the expected impact of inflation. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash

32

representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Internal Revenue Code (“the Code”). Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

The Fund’s income may decline due to a decline in the Consumer Price Index for Urban Consumers (“CPI-U”), also known as deflation. If there is deflation, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payments (calculated with respect to a smaller principal amount) will be reduced. The principal value can decrease, but not below the original face value of the security. If inflation is lower than expected during the period the Fund holds an inflation-linked security, the Fund may earn less on the security than on a conventional bond.

When-Issued and Delayed-Delivery Transactions Risk: When-issued and delayed-delivery securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the state of U.S. of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Yield Risk: The amount of income received by the Fund will go up or down depending on day-to-day variations in short-term interest rates, and when interest rates are very low the

PGIM Core Government Money Market Fund    33

Notes to Financial Statements (continued)

Fund’s expenses could absorb all or a significant portion of the Fund’s income. If interest rates increase, the Fund’s yield may not increase proportionately. For example, the Fund’s investment manager may discontinue any temporary voluntary fee limitation.

8.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

On July 12, 2023, the SEC adopted amendments to Rule 2a-7 and other rules that govern money market funds under the 1940 Act. The amendments increase the required minimum level of liquid assets for money market funds, remove the ability to impose redemption gates, and allow money market funds to impose liquidity fees if their liquidity assets fall below a certain threshold. The amendments to Rule 2a-7 will become effective on October 2, 2023, with a tiered transition period for funds to comply with the amendments. At this time, management is evaluating the rule amendments and their impact on the Fund.

34

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Prudential Government Money Market Fund, Inc. and Shareholders of PGIM Core Government Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Core Government Money Market Fund (the “Fund”) as of July 31, 2023, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period March 7, 2023 (commencement of operations) through July 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations, changes in its net assets, and the financial highlights for the period March 7, 2023 (commencement of operations) through July 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

September 18, 2023

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Core Government Money Market Fund    35

Tax Information (unaudited)

For the year ended July 31, 2023, the Fund reports the maximum amount allowable but not less than 100.00% as interest-related dividends in accordance with Section 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

In January 2024, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the dividends received by you in calendar year 2023.

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders provided the Fund meets certain requirements mandated by the respective state’s taxing authorities. We are pleased to report that 42.41% of the dividends paid by the Fund qualify for such deduction.

For more detailed information regarding your state and local taxes, you should contact your tax adviser or the state/local taxing authorities.

36

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS (unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Ellen S. Alberding 1958 Board Member Portfolios Overseen: 99	Chief Executive Officer (“CEO”) and President, The Joyce Foundation (charitable foundation) (since 2002); formerly Vice Chair, City Colleges of Chicago (community college system) (2011-2015); formerly Trustee, National Park Foundation (charitable foundation for national park system) (2009-2018); formerly Trustee, Economic Club of Chicago (2009-2016); Trustee, Loyola University (since 2018).	None.	Since September 2013

Kevin J. Bannon 1952 Board Member Portfolios Overseen: 100	Retired; formerly Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; formerly President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).	Since July 2008

PGIM Core Government Money Market Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Linda W. Bynoe 1952 Board Member Portfolios Overseen: 97	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Limited LLC (formerly Telemat Ltd) (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Trustee of Equity Residential (residential real estate) (since December 2009); Director of Northern Trust Corporation (financial services) (since April 2006); formerly Director of Anixter International, Inc. (communication products distributor) (January 2006-June 2020).	Since March 2005

Barry H. Evans 1960 Board Member Portfolios Overseen: 100	Retired; formerly President (2005-2016), Global Chief Operating Officer (2014-2016), Chief Investment Officer - Global Head of Fixed Income (1998-2014), and various portfolio manager roles (1986-2006), Manulife Asset Management (asset management).	Formerly Director, Manulife Trust Company (2011-2018); formerly Director, Manulife Asset Management Limited (2015-2017); formerly Chairman of the Board of Directors of Manulife Asset Management U.S. (2005-2016); formerly Chairman of the Board, Declaration Investment Management and Research (2008-2016).	Since September 2017

Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 100	Retired; formerly Member (November 2014-September 2022) of the Governing Council of the Independent Directors Council (IDC) (organization of independent mutual fund directors); formerly Executive Committee of the IDC Board of Governors (October 2019-December 2021); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); formerly Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.	Since September 2013

Visit our website at pgim.com/investments

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 97	A. Barton Hepburn Professor Emerita of Economics in the Faculty of Business, Columbia Business School (since 2018); Visiting Fellow at the Hoover Institution, Stanford University (since 2015); Sole Member, ReidCourt LLC (since 2008) (a consulting firm); formerly Visiting Professor of Law, Stanford Law School (2015-2021); formerly A. Barton Hepburn Professor of Economics in the Faculty of Business, Columbia Business School (1996-2017); formerly Managing Director, Global Head of Alternative Investment Strategies, Deutsche Bank (2006-2008).	Independent Director, Andela (since January 2022) (global talent network); Independent Director, Roku (since December 2020) (communication services); formerly Independent Director, Synnex Corporation (2019-2021) (information technology); formerly Independent Director, Kabbage, Inc. (2018-2020) (financial services); formerly Independent Director, Corporate Capital Trust (2017-2018) (a business development company).	Since September 2017

Brian K. Reid 1961 Board Member Portfolios Overseen: 100	Retired; formerly Chief Economist for the Investment Company Institute (ICI) (2005-2017); formerly Senior Economist and Director of Industry and Financial Analysis at the ICI (1998-2004); formerly Senior Economist, Industry and Financial Analysis at the ICI (1996-1998); formerly Staff Economist at the Federal Reserve Board (1989-1996); formerly Director, ICI Mutual Insurance Company (2012-2017).	None.	Since March 2018

PGIM Core Government Money Market Fund

Independent Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Grace C. Torres 1959 Board Member Portfolios Overseen: 100	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the PGIM Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of PGIM Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

Visit our website at pgim.com/investments

Interested Board Members

Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service

Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 100	President, Chief Executive Officer, Chief Operating Officer and Officer in Charge of PGIM Investments LLC (formerly known as Prudential Investments LLC) (since January 2012); President and Principal Executive Officer (”PEO”) (since September 2022) of the PGIM Private Credit Fund; President and PEO (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of PGIM Investments LLC (June 2005-December 2011); Investment Company Institute - Board of Governors (since May 2012).	None.	Since January 2012

Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 100	Executive Vice President (since May 2009) of PGIM Investments LLC; Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, PGIM Investments (since February 2006); Vice President (since September 2022) of the PGIM Private Credit Fund; Vice President (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President of Product Development and Product Management, PGIM Investments LLC (2003-2006).	None.	Since March 2010

PGIM Core Government Money Market Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Claudia DiGiacomo 1974 Chief Legal Officer	Chief Legal Officer (since September 2022) of the PGIM Private Credit Fund; Chief Legal Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC (since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January 2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since December 2005

Andrew Donohue 1972 Chief Compliance Officer	Chief Compliance Officer (since May 2023) of the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Private Credit Fund, PGIM Private Real Estate Fund, Inc.; Chief Compliance Officer of AST Investment Services, Inc. (since October 2022); Vice President, Chief Compliance Officer of PGIM Investments LLC (since September 2022); formerly various senior compliance roles within Principal Global Investors, LLC., global asset management for Principal Financial (2011-2022), most recently as Global Chief Compliance Officer (2016-2022).	Since May 2023

Andrew R. French 1962 Secretary	Vice President (since December 2018) of PGIM Investments LLC; Secretary (since September 2022) of the PGIM Private Credit Fund; Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since October 2006

Melissa Gonzalez 1980 Assistant Secretary	Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and Corporate Counsel (March 2014-September 2018) of Prudential.	Since March 2020

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Patrick E. McGuinness 1986 Assistant Secretary	Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate Counsel (since February 2017) of Prudential; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since June 2020

Debra Rubano 1975 Assistant Secretary	Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary of numerous funds in the Allianz fund complex (2015-2020).	Since December 2020

Kelly A. Coyne 1968 Assistant Secretary	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.	Since March 2015

Christian J. Kelly 1975 Chief Financial Officer	Vice President, Global Head of Fund Administration of PGIM Investments LLC (since November 2018); Chief Financial Officer (since March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Chief Financial Officer of PGIM Private Credit Fund (since September 2022); Chief Financial Officer of PGIM Private Real Estate Fund, Inc. (since July 2022); formerly Treasurer and Principal Financial Officer (January 2019- March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; formerly Treasurer and Principal Financial Officer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting, Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche LLP (1998-2007).	Since January 2019

PGIM Core Government Money Market Fund

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Russ Shupak 1973 Treasurer and Principal Accounting Officer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of PGIM Investments mutual funds, closed end funds and ETFs (since March 2023); Treasurer and Principal Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; formerly Assistant Treasurer (March 2022 – July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund (since October 2019); formerly Director (2013-2017) within PGIM Investments Fund Administration.	Since October 2019

Lana Lomuti 1967 Assistant Treasurer	Vice President (since 2007) within PGIM Investments Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.; formerly Director (2005-2007) within PGIM Investments Fund Administration.	Since April 2014

Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2007-2017) within PGIM Investments Fund Administration.	Since October 2019

Elyse M. McLaughlin 1974 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting Officer of the Advanced Series Trust, the Prudential Series Fund and the Prudential Gibraltar Fund (since March 2023); Treasurer and Principal Accounting Officer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of PGIM Investments mutual funds, closed end funds and ETFs (since October 2019); formerly Director (2011-2017) within PGIM Investments Fund Administration.	Since October 2019

Robert W. McCormack 1973 Assistant Treasurer	Vice President (since 2019) within PGIM Investments Fund Administration; Assistant Treasurer (Since March 2023) of PGIM Investments mutual funds, closed end funds, ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2016-2019) within PGIM Investments Fund Administration; formerly Vice President within Goldman, Sachs & Co. Investment Management Controllers (2008- 2016), Assistant Treasurer of Goldman Sachs Family of Funds (2015-2016).	Since March 2023

Visit our website at pgim.com/investments

Fund Officers(a)

Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer

Kelly Florio 1978 Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since December 2021) of Prudential; formerly Head of Fraud Risk Management (October 2019 to December 2021) at New York Life Insurance Company; formerly Head of Key Risk Area Operations (November 2018 to October 2019), Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate (2006 -2009) at MetLife.	Since June 2022

(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

∎	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
∎	Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
∎

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

∎

“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

∎

“Portfolios Overseen” includes all investment companies managed by PGIM Investments LLC. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, PGIM ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM Private Credit Fund, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

∎	As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.

PGIM Core Government Money Market Fund

Approval of Advisory Agreements (unaudited)

Initial Approval of the Fund’s Advisory Agreements

As required by the Investment Company Act of 1940 (the 1940 Act), the Board considered the proposed management agreement with PGIM Investments LLC (the Manager) and the proposed subadvisory agreement between the Manager and PGIM Fixed Income, to serve as the subadviser (the Subadviser) with respect to the Fund. The Board, including all of the Independent Directors, met on December 6-9, 2022 (the Meeting) and approved the agreements for an initial two-year period, after concluding that approval of the agreements was in the best interests of the Fund.

In advance of the Meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its considerations.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Manager and the Subadviser; any relevant comparable performance information and the Subadviser’s qualifications and track record in serving other affiliated funds; and the fees proposed to be paid by the Fund to the Manager and by the Manager to the Subadviser under the agreements. In connection with its deliberations, the Board considered information provided by the Manager and the Subadviser at or in advance of the Meeting. The Board also considered information that the Directors received throughout the year regarding the Manager and the Subadviser in their capacity as directors or trustees of other funds in the Prudential organization (PGIM Retail Funds). In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund.

The Directors determined that the overall arrangements between the Fund and the Manager, which will serve as the Fund’s investment manager pursuant to a management agreement, and between the Manager and the Subadviser, which will serve as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are appropriate in light of the services to be performed and the fees to be charged under the agreements and such other matters as the Directors considered relevant in the exercise of their business judgment.

A summary of certain factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the agreements are discussed below.

Nature, quality and extent of services

With respect to the Manager, the Board noted that it had received and considered information about the Manager at the Meeting, including information relating to the approval and renewal, as applicable, of the management agreements between the Manager and the other PGIM Retail Funds, as well as information received at other regular meetings throughout the year of the PGIM Retail Funds, regarding the nature, quality and extent of services provided by the Manager. The Board considered the

PGIM Core Government Money Market Fund

Approval of Advisory Agreements (continued)

services to be provided by the Manager, including but not limited to the oversight of the Subadviser, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to the Manager’s oversight of the Subadviser, the Board noted that the Manager’s Strategic Investment Research Group, which is a business unit of the Manager, is responsible for monitoring and reporting to the Manager’s senior management on the performance and operations of the Subadviser. The Board also noted that the Manager pays the salaries of the officers of the Corporation and Directors of the Corporation who are affiliated persons of the Manager or Subadviser.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management responsible for the oversight of the Fund and the Subadviser, and was also provided with information pertaining to the Manager’s organizational structure, senior management, investment operations and other relevant information. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Manager for services provided to other PGIM Retail Funds. The Board noted that it had concluded that it was satisfied with the nature, quality and extent of the services provided by the Manager to the other PGIM Retail Funds and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the management agreement for the Fund would be similar in nature to those provided under the other management agreements.

With respect to the Subadviser, the Board noted that it had received and considered information about the Subadviser at the Meeting, including information relating to the approval and renewal, as applicable, of subadvisory agreements between the Manager and the Subadviser with respect to other PGIM Retail Funds, as well as at other regular meetings throughout the year, regarding the nature, quality and extent of services provided by the Subadviser. The Board considered, among other things, the qualifications, background and experience of the Subadviser’s portfolio managers who will be responsible for the day-to-day management of the Fund’s portfolio, as well as information on the Subadviser’s organizational structure, senior management, investment operations and other relevant information. The Board also considered the Subadviser’s experience managing other similar investment strategies. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to the Subadviser for services provided to other PGIM Retail Funds. The Board noted that the Subadviser is affiliated with the Manager. The Board noted that it was satisfied with the nature, quality and extent of services provided by the Subadviser with respect to the other PGIM Retail Funds served by the Subadviser and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Subadviser under the subadvisory agreement for the Fund would be similar in nature to those provided under the other subadvisory agreements.

Visit our website at pgim.com/investments

Performance

Because the Fund had not yet commenced operations, no investment performance for the Fund existed for Board review. The Board reviewed the performance information of PGIM Government Money Market Fund, another mutual fund managed by the Subadviser that utilizes substantially the same investment strategy. The Board considered the background and professional experience of the proposed portfolio management team for the Fund. The Board took note that the Manager will provide information relating to performance to the Board in connection with future annual reviews of the management agreement and subadvisory agreement.

Fee Rates

The Board considered the proposed management fees to be paid by the Fund to the Manager and the compensation to be paid by the Manager to the Subadviser. The Board considered that under the proposed Management Agreement, the Fund will pay PGIM Investments a monthly fee at the annual rate 0.50% of average daily net assets up to and including $50 million; and 0.30% on average daily net assets over $50 million. The Board also noted that the Manager contractual agreed, through November 30, 2024, to waive to waive its management fee to 0.00% of average daily net assets of the Fund.

The Board considered information provided by the Manager comparing the Fund’s proposed management fee rate and total expenses to a peer group of comparable funds prepared by Lipper. The Board noted that the Fund’s proposed contractual management fee ranks in the 3rd quartile of its Lipper peer group and its net total expense ratio, after waivers and reimbursements, ranks in the 1st quartile of its Lipper peer group.

The Board concluded that the proposed management fee and total expenses were reasonable in light of the services to be provided.

Profitability

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical profitability information with respect to the Fund to be reviewed. The Board noted that it would review profitability information in connection with future annual renewals of the management and subadvisory agreements.

Economies of Scale

Because the Fund had not yet commenced operations and the actual asset base of the Fund had not yet been determined, the Board noted that there was no historical information regarding economies of scale with respect to the Fund to be reviewed. The Board noted that it would review such information in connection with future annual renewals of the management and subadvisory agreements.

PGIM Core Government Money Market Fund

Approval of Advisory Agreements (continued)

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund. The Board concluded that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its management of the other affiliated funds managed by the Manager, which are reviewed on an annual basis. The Board also concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the PGIM Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits derived by the Manager and the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to funds.

* * *

After consideration of these and other factors, the Board concluded that the approval of the agreements was in the best interests of the Fund.

Visit our website at pgim.com/investments

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Core Government Money Market Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report and semi-annual report filed on Form N-CSR) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgim.com/investments.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CORE GOVERNMENT MONEY MARKET FUND

SHARE CLASS	D

CUSIP	74440W862

NS20338

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2023 and July 31, 2022, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $48,700 and $24,350, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended July 31, 2023 and July 31, 2022: none.

(c) Tax Fees

For the fiscal years ended July 31, 2023 and July 31, 2022: none.

(d) All Other Fees

For the fiscal years ended July 31, 2023 and July 31, 2022: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended July 31, 2023	Fiscal Year Ended July 31, 2022
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2023 and July 31, 2022 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.

(a)(2) Certifications pursuant to Section  302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Government Money Market Fund, Inc.

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 18, 2023